LOSS PER COMMON SHARE (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021
Earnings Per Share [Abstract]
Net loss	$ (5,890,555)	$ (304,559)	$ (376,657)	$ (25,345,840)
Denominator for basic and diluted net loss per common share - weighted average of common shares	2,303,508	125,687	51,520	2,121,129
Basic and diluted net loss per common share	$ (2.55)	$ (2.42)	$ (7.31)	$ (11.95)